Label	Element	Value
MFS® Lifetime® 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is October 28, 2014. MFS® Lifetime® 2035 Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® 2035 Fund
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following is added after the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On October 14, 2014, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early December 2014, and will be completed by January 1, 2015, although these dates could change based on market conditions and other factors.

As of January 1, 2015, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	11%
MFS Emerging Markets Debt Local Currency Fund	1%
MFS Emerging Markets Debt Fund	1%
MFS Global Bond Fund	1%
MFS High Income Fund	2%
MFS Inflation-Adjusted Bond Fund	4%
MFS Research Bond Fund	3%
International Stock Funds:	25%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	6%
MFS International New Discovery Fund	3%
MFS International Value Fund	6%
MFS Research International Fund	8%
U.S. Stock Funds:	55%
MFS Growth Fund	12%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	12%
Specialty Funds:	9%
MFS Absolute Return Fund	0%*
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	4%

All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

* Less than 0.5%.